CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended
Jun. 30, 2023
Cash and Cash Equivalents [Abstract]
Schedule Of Cash and Cash Equivalents
	June 30,	December 31,
	2023	2022
	Unaudited

Denominated in U.S. dollars	3,235	2,334
Denominated in NIS	3,498	2,620
Denominated in Euro	1,597	2,412

	8,330	7,366